Income taxes	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income taxes
15. Income taxes
The following table provides a breakdown for income taxes:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Current taxes	(47,355)	(47,882)	(24,928)
Deferred taxes	11,553	17,180	9,945
Income taxes	(35,802)	(30,702)	(14,983)
The table below provides a reconciliation between actual income taxes and the theoretical income taxes, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0% for each of the years ended December 31, 2022, 2021 and 2020.

	For the years ended December 31,
(€ thousands, except percentages)	2022	2021	2020
Profit/(Loss) before taxes	101,081	(96,959)	(31,557)
Theoretical income tax (expense)/benefit - tax rate 24%	(24,259)	23,270	7,574
Tax effect on:
Non-deductible costs	(8,256)	(23,863)	(10,353)
Patent box impact	—	—	1,497
Differences between foreign tax rates and the theoretical applicable tax rate	10,829	(2,849)	20,321
Taxes relating to prior years	(96)	(2,668)	(197)
Deferred tax assets not recognized	1,876	(14,978)	(25,727)
Tax on dividends and earnings	(5,366)	(9,027)	(6,221)
Other tax items	(6,934)	449	(727)
Total tax expense, excluding IRAP	(32,206)	(29,666)	(13,833)
Effective tax rate, excluding IRAP	31.9%	(30.6%)	(43.8%)
Italian regional income tax expense (IRAP)	(3,596)	(1,036)	(1,150)
Total income tax	(35,802)	(30,702)	(14,983)
Effective tax rate	35.4%	(31.7%)	(47.5%)
In order to facilitate the understanding of the tax rate reconciliation presented above, income tax expense includes a presentation net of the Italian Regional Income Tax (“IRAP”), which is based on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, the cost of fixed term employees, credit losses and any interest included in lease payments. The applicable IRAP rate was 5.57% for the Parent Company and 3.9% for the other Italian components, for each of the years ended December 31, 2022, 2021 and 2020.
In 2020 the Group sent a request to the Italian tax authorities to renew its application of the Patent Box tax regime in Italy, which provides for a partial exemption of the business income derived from certain trademarks, designs and models in the Group’s portfolio, for fiscal years up to 2021. The Italian tax authorities acknowledged the request and the outcome of the renewal application was pending at December 31, 2022. Following the enactment of new tax legislation in Italy in 2021, the previous Patent Box tax regime was replaced with a new Patent Box tax regime under which the amount of qualifying expenses is increased by 110% (for both IRES and IRAP purposes). Specific transitional rules regulate the transition from the previous Patent Box tax regime to the new regime. The Group is evaluating application of the new Patent Box tax regime. The Group did not recognize any benefits for the Patent Box tax regime for the years ended December, 31, 2022 and 2021, while in 2020 the Group recognized benefits of €1,497 thousand (presented within Patent box impact in the tax rate reconciliation above).
Income taxes for the year ended December 31, 2022 includes €5,000 thousand recognized for uncertain tax items, primarily related to the interpretation of tax legislation regarding arrangements entered into by the Group. This amount is presented within the other tax items for 2022 in the tax rate reconciliation above.
Deferred tax assets and deferred tax liabilities
Deferred taxes reflect the net tax effect of temporary differences between the book value and the taxable amount of assets and liabilities. The accounting of assets for deferred taxes was duly adjusted to take account of the effective possibility to be realized.
The Group’s Italian entities participate in a group Italian tax consolidation under the Ermenegildo Zegna NV, and may therefore offset taxable income against tax losses of the companies participating in the Italian tax consolidation regime.
The following tables provide a breakdown for deferred tax assets and deferred tax liabilities:

(€ thousands)	At December 31, 2021	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Exchange differences and other	At December 31, 2022
Deferred tax assets arising on:
Employee benefits	4,665	352	(85)	(138)	4,794
Property plant and equipment	11,107	(1,668)	—	439	9,878
Right-of-use assets	2,585	722	—	(43)	3,264
Intangible assets	3,246	(85)	—	68	3,229
Provision for obsolete inventory	42,772	11,095	—	2,227	56,094
Tax provisions	2,851	1,463	—	(667)	3,647
Financial assets	1,533	(84)	—	147	1,596
Tax losses	36,766	100	—	4,756	41,622
Other	2,685	688	(18)	(2,852)	503
Total deferred tax assets	108,210	12,583	(103)	3,937	124,627
Deferred tax liabilities arising on:
Property plant and equipment	—	452	—	(4)	448
Right-of-use assets	19	420	—	18	457
Intangible assets	45,420	(202)	—	83	45,301
Financial assets fair value	2,461	(1,423)	1,158	186	2,382
Other	5,944	1,783	2,278	1,941	11,946
Total deferred tax liabilities	53,844	1,030	3,436	2,224	60,534

(€ thousands)	At December 31, 2020	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Exchange differences and other	Disposition	At December 31, 2021
Deferred tax assets arising on:
Employee benefits	3,900	626	—	142	(3)	4,665
Property plant and equipment	10,124	1,245	—	—	(262)	11,107
Right-of-use assets	2,289	121	—	175	—	2,585
Intangible assets	3,297	(51)	—	—	—	3,246
Provision for obsolete inventory	33,793	6,082	—	2,897	—	42,772
Tax provisions	4,114	(1,360)	—	97	—	2,851
Financial assets	1,477	56	—	—	—	1,533
Tax losses	9,794	26,972	—	—	—	36,766
Other	3,113	(428)	—	—	—	2,685
Total deferred tax assets	71,901	33,263	—	3,311	(265)	108,210
Deferred tax liabilities arising on:
Property plant and equipment	23,391	9,288	—	1,844	(34,523)	—
Right-of-use assets	1,195	183	—	—	(1,359)	19
Intangible assets	40,039	4,246	—	1,135	—	45,420
Financial assets fair value	1,776	683	2	—	—	2,461
Other	4,327	1,683	(66)	—	—	5,944
Total deferred tax liabilities	70,728	16,083	(64)	2,979	(35,882)	53,844
The decision to recognize deferred tax assets is made for each company in the Group by assessing whether the conditions exist for the future recoverability of such assets by taking into account the basis of the most recent forecasts from budgets and business plans. Deferred tax assets and deferred tax liabilities of the individual companies are offset where they may be legally offset and management has the intention to settle them through netting.

The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

	At December 31,
(€ thousands)	2022	2021
Expiry within 1 year	9,936	4,587
Expiry 1-5 years	35,927	33,108
Expiry over 5 years	86,433	73,856
No expiration	321,389	188,922
Total tax losses carried forward	453,685	300,473